Investment Portfolioas of May 31, 2024 (Unaudited)
DWS International Growth Fund
	Shares	Value ($)

Common Stocks 96.5%
Brazil 0.5%
Pagseguro Digital Ltd. "A"* (Cost $5,482,543)	175,684	2,152,129
Canada 8.2%
Agnico Eagle Mines Ltd.	63,100	4,303,272
Alimentation Couche-Tard, Inc.	140,430	8,196,344
Brookfield Asset Management Ltd. "A" (a)	101,800	3,995,965
Brookfield Corp.	336,920	14,671,266
Canadian National Railway Co.	36,600	4,659,085
Lululemon Athletica, Inc.*	6,200	1,934,338
(Cost $14,591,403)		37,760,270
China 4.4%
ANTA Sports Products Ltd.	204,000	2,187,474
BYD Co., Ltd. "H"	57,500	1,620,606
Minth Group Ltd.	476,633	950,112
Ping An Insurance Group Co. of China Ltd. "H"	1,120,500	5,686,800
Tencent Holdings Ltd.	171,800	7,946,290
Trip.com Group Ltd.*	33,650	1,701,283
(Cost $21,338,951)		20,092,565
Denmark 2.0%
Novo Nordisk AS "B" (Cost $5,566,055)	68,595	9,288,151
France 13.1%
Air Liquide SA	11,800	2,320,361
Airbus SE	32,186	5,467,725
Capgemini SE	37,800	7,644,735
Cie de Saint-Gobain SA	51,900	4,567,823
LVMH Moet Hennessy Louis Vuitton SE	8,440	6,768,367
Schneider Electric SE	28,220	7,039,340
Teleperformance SE (a)	11,760	1,341,609
TotalEnergies SE	196,700	14,377,192
Vinci SA	83,939	10,470,718
(Cost $38,237,474)		59,997,870
Germany 13.0%
adidas AG	14,400	3,647,856
Allianz SE (Registered)	42,950	12,545,750
BASF SE	44,000	2,323,714
Brenntag SE	21,090	1,517,118
Deutsche Boerse AG	57,600	11,470,316
Deutsche Telekom AG (Registered)	180,851	4,388,692
DHL Group	71,000	2,992,372
Evotec SE* (a)	79,360	750,087
Merck KGaA	13,300	2,413,973
SAP SE	56,900	10,318,800
Siemens Healthineers AG 144A	63,000	3,668,558

TeamViewer SE 144A*	114,600	1,448,849
Wacker Chemie AG	12,000	1,337,546
Zalando SE 144A*	34,000	905,031
(Cost $52,262,146)		59,728,662
Hong Kong 1.2%
Techtronic Industries Co., Ltd. (Cost $916,192)	449,501	5,529,485
Ireland 4.2%
Experian PLC	128,700	5,945,210
Flutter Entertainment PLC*	7,500	1,430,131
ICON PLC* (b)	20,400	6,626,328
Kerry Group PLC "A"	62,170	5,257,390
(Cost $12,627,489)		19,259,059
Israel 0.6%
CyberArk Software Ltd.* (b) (Cost $2,115,426)	12,500	2,865,625
Italy 0.7%
Stevanato Group SpA (c) (Cost $4,845,654)	167,400	3,401,568
Japan 6.5%
Daikin Industries Ltd.	32,200	4,716,422
Fast Retailing Co., Ltd.	21,200	5,447,432
Hoya Corp.	54,300	6,603,659
Keyence Corp.	15,300	6,921,538
Lasertec Corp.	8,900	2,296,751
MISUMI Group, Inc.	118,789	2,041,536
Shiseido Co., Ltd.	62,300	1,975,350
(Cost $20,127,756)		30,002,688
Korea 1.4%
Samsung Electronics Co., Ltd. (Cost $4,953,388)	116,442	6,201,585
Netherlands 7.7%
Adyen NV 144A*	1,800	2,327,458
Argenx SE*	2,700	1,003,937
ASML Holding NV	13,750	13,218,001
ING Groep NV	419,600	7,488,420
NXP Semiconductors NV (b)	10,001	2,721,272
Prosus NV	86,574	3,149,742
Universal Music Group NV	179,200	5,575,786
(Cost $20,192,384)		35,484,616
Norway 0.4%
Mowi ASA (Cost $2,165,238)	94,500	1,696,805
Singapore 3.8%
DBS Group Holdings Ltd.	574,970	15,357,450
Sea Ltd. (ADR)*	30,000	2,025,600
(Cost $9,477,889)		17,383,050
Sweden 3.3%
Assa Abloy AB "B"	180,395	5,287,616

Hexagon AB "B"	207,900	2,292,858
Spotify Technology SA* (c)	24,578	7,294,259
(Cost $9,307,193)		14,874,733
Switzerland 6.9%
Alcon, Inc.	39,400	3,538,866
Lonza Group AG (Registered)	23,250	12,630,940
Nestle SA (Registered)	91,301	9,688,122
Roche Holding AG (Genusschein)	18,000	4,607,475
Sportradar Group AG "A"* (a) (b)	125,700	1,280,883
(Cost $18,944,893)		31,746,286
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,730,471)	451,000	11,457,026
United Kingdom 4.2%
AstraZeneca PLC	61,900	9,622,305
Ferguson PLC (c)	8,500	1,748,790
Halma PLC	109,300	3,125,514
Rentokil Initial PLC	910,440	4,846,513
(Cost $17,142,903)		19,343,122
United States 9.2%
Marsh & McLennan Companies, Inc.	44,245	9,184,377
Mastercard, Inc. "A"	12,970	5,798,498
NVIDIA Corp.	15,230	16,697,106
Schlumberger NV	131,380	6,029,028
Thermo Fisher Scientific, Inc.	7,600	4,316,648
(Cost $11,875,561)		42,025,657
Uruguay 2.7%
Globant SA*	54,500	8,781,040
MercadoLibre, Inc.*	2,140	3,692,741
(Cost $6,149,688)		12,473,781
Total Common Stocks (Cost $281,050,697)		442,764,733

Preferred Stocks 0.4%
Germany
Sartorius AG (Cost $1,619,726)	7,440	1,964,082

Other Investments 0.6%
Brazil
Companhia Vale do Rio Doce *(Cost $0)	389,000	2,591,725

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e) (Cost $5,390,104)	5,390,104	5,390,104

Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 5.35% (d) (Cost $9,440,217)	9,440,217	9,440,217

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $297,500,744)	100.7	462,150,861
Other Assets and Liabilities, Net	(0.7)	(3,426,618)
Net Assets	100.0	458,724,243
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e)
3,377,504	2,012,600 (f)	—	—	—	14,309	—	5,390,104	5,390,104
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 5.35% (d)
12,466,921	44,895,377	47,922,081	—	—	164,849	—	9,440,217	9,440,217
15,844,425	46,907,977	47,922,081	—	—	179,158	—	14,830,321	14,830,321

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $5,171,024, which is 1.1% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At May 31, 2024 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Information Technology	95,990,700	21%
Financials	90,678,429	20%
Health Care	70,436,577	16%
Industrials	68,171,362	15%
Consumer Discretionary	34,715,996	8%
Communication Services	27,230,627	6%
Consumer Staples	26,814,011	6%
Energy	20,406,220	5%
Materials	12,876,618	3%
Total	447,320,540	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,152,129	$—	$—	$2,152,129
Canada	37,760,270	—	—	37,760,270
China	—	20,092,565	—	20,092,565
Denmark	—	9,288,151	—	9,288,151
France	—	59,997,870	—	59,997,870
Germany	—	59,728,662	—	59,728,662
Hong Kong	—	5,529,485	—	5,529,485
Ireland	6,626,328	12,632,731	—	19,259,059
Israel	2,865,625	—	—	2,865,625
Italy	3,401,568	—	—	3,401,568
Japan	—	30,002,688	—	30,002,688
Korea	—	6,201,585	—	6,201,585
Netherlands	2,721,272	32,763,344	—	35,484,616
Norway	—	1,696,805	—	1,696,805
Singapore	2,025,600	15,357,450	—	17,383,050
Sweden	7,294,259	7,580,474	—	14,874,733
Switzerland	1,280,883	30,465,403	—	31,746,286
Taiwan	—	11,457,026	—	11,457,026
United Kingdom	1,748,790	17,594,332	—	19,343,122
United States	42,025,657	—	—	42,025,657
Uruguay	12,473,781	—	—	12,473,781
Preferred Stocks	—	1,964,082	—	1,964,082
Other Investments	2,591,725	—	—	2,591,725
Short-Term Investments (a)	14,830,321	—	—	14,830,321
Total	$139,798,208	$322,352,653	$—	$462,150,861

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DIGF-PH3
R-080548-2 (1/25)